Average Annual Total Returns - NVIT Core Plus Bond Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years
Total	9.31%	5.05%	4.16%	9.04%	4.78%	3.90%	9.14%	4.93%	4.06%	9.41%	5.19%	4.32%	7.51%	4.44%	3.84%